Income Taxes Effects of Temporary Differences That Comprise Net Deffered Income Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effects of Temporary Differences that Comprise Net Deferred Income Tax Liability [Abstract]
Settlements	$ 0	$ 5	$ 0
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	217	116
Pension and other postretirement benefits	36	47
Long term debt	61	53
Other	162	111
Deferred Tax Assets, Gross	476	327
Valuation allowance	(121)	(84)
Net deferred income tax assets	355	243
Deferred income tax liabilities:
Properties, plants and equipment	(1,633)	(1,583)
Inventory	0	(153)
Investments in unconsolidated affiliates	(2,976)	(2,530)
Trademarks	(286)	(355)
Other	(50)	(32)
Deferred Tax Liabilities, Gross	4,945	4,653
Deferred Tax Liabilities	$ (4,590)	$ (4,410)	$ (3,984)